CONSOLIDATION AND VARIABLE INTEREST ENTITIES - Consolidated VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Assets	$ 1,208,376	$ 1,045,079
Liabilities	468,377	279,656
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Assets	132,660	264,854
Liabilities	$ 0	$ 0